DEBT (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Cash paid for interest	$ 48,730	$ 49,625	$ 55,619